Vessel revenue	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Vessel revenue	Vessel revenue
During the years ended December 31 2019, we had five vessels that earned revenue through long-term time-charter contracts (with initial terms of one year or greater), respectively. There were no vessels that earned revenue through long-term time-charter contracts during the years ended December 31, 2021 and 2020. The remaining vessels earned revenue from the Scorpio Pools or in the spot market. The following table sets forth our revenue, by employment type, for these periods:

	For the year ended December 31,
In thousands of U.S. dollars	2021	2020	2019
Pool revenue	$534,982	$902,796	$691,886
Time charter revenue	—	—	2,551
Voyage revenue (spot market)	5,804	13,096	9,888
	$540,786	$915,892	$704,325

IFRS 16 Lease Revenue
In accordance with IFRS 16 - Leases, we are required to identify the lease and non-lease components of revenue and account for each component in accordance with the applicable accounting standard. In time charter-out or pool arrangements, we have determined that the lease component is the vessel and the non-lease component is the technical management services provided to operate the vessel. Each component is quantified on the basis of the relative stand-alone price of each lease component and on the aggregate stand-alone price of the non-lease components.
These components will be accounted for as follows:
•All fixed lease revenue earned under these time charter-out arrangements is recognized on a straight-line basis over the term of the lease.
•Lease revenue earned under our pool arrangements is recognized as it is earned, since it is 100% variable.
•The non-lease component is accounted for as services revenue under IFRS 15. This revenue is recognized “over time” as the customer (i.e. the pool or the charterer) is simultaneously receiving and consuming the benefits of the service.
The following table summarizes the lease and non-lease components of revenue from time charter-out and pool revenue during the years ended December 31, 2021, 2020 and 2019. These figures are not readily quantifiable as the Company's contracts (with the Scorpio pools or under time charter-out arrangements) do not separate these components. The Company does not view its pool and time charter-out revenue as two separate streams of revenue. Nevertheless, we have estimated these amounts by reference to (i) third party, published time charter rates for the lease component, and (ii) an approximation of the fair market value of vessel operating expenses for the non-lease component.

	For the year ended December 31,
In thousands of U.S. dollars	2021	2020	2019
Lease component of revenue from time charter-out and pool revenue	$280,633	$548,988	$428,781
Non-lease component of revenue from time charter-out and pool revenue	254,349	353,808	265,656
	$534,982	$902,796	$694,437
The following table summarizes the terms of our time chartered-out vessels that were in place during the years ended December 31, 2019.

	Name	Year built	Type	Delivery Date to the Charterer	Charter Expiration	Rate ($/ day)
1	STI Pimlico	2014	Handymax	February-16	March-19	$18,000
2	STI Poplar	2014	Handymax	January-16	February-19	$18,000
3	STI Rose	2015	LR2	February-16	February-19	$28,000
Payments received include payments for the non-lease elements in these time chartered-out arrangements.